Supplementary cash flow information - Other exploration and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fekola
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (14,246)	$ (8,441)
Otjikoto
Statement Of Cash Flows [Line Items]
Other exploration and development	(1,744)	(1,220)
Masbate
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,941)	(4,668)
Libertad
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,798)	(6,751)
Limon
Statement Of Cash Flows [Line Items]
Other exploration and development	(6,247)	(6,362)
Toega, Burkina Faso
Statement Of Cash Flows [Line Items]
Other exploration and development	(8,688)	(5,784)
Fekola Regional
Statement Of Cash Flows [Line Items]
Other exploration and development	(6,291)	(6,245)
Ondundu
Statement Of Cash Flows [Line Items]
Other exploration and development	(3,027)	(3,116)
Finland Properties, Finland
Statement Of Cash Flows [Line Items]
Other exploration and development	(2,479)	(1,341)
Kiaka
Statement Of Cash Flows [Line Items]
Other exploration and development	(2,238)	(4,512)
Other
Statement Of Cash Flows [Line Items]
Other exploration and development	(5,439)	(5,233)
Total
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (60,138)	$ (53,673)